Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 01, 2008
Postemployment Benefits Disclosure [Line Items]
Expense for the period	$ 387	$ 270
Employee Contribution Up to First 2% [Member]
Postemployment Benefits Disclosure [Line Items]
Contribution equivalent to the company's common stock			100.00%
Employee Contribution on Next 4% [Member]
Postemployment Benefits Disclosure [Line Items]
Contribution equivalent to the company's common stock			50.00%